Cover	Jan. 08, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2026
Entity File Number	001-34180
Entity Registrant Name	Standard BioTools Inc.
Entity Central Index Key	0001162194
Entity Tax Identification Number	77-0513190
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Milk Street, 10th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	650
Local Phone Number	266-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	LAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Tower Place, Suite 2000
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080